Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

Goodwill
As at January 1, 2024	$732,528
Exchange adjustments	(30,981)
As at December 31, 2024	701,547
Exchange adjustments	36,727
As at December 31, 2025	$738,274